Goodwill, Intangible Assets and In-Process Revenue Contracts - Carrying Amount of Goodwill for Company's Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Goodwill, Beginning balance	$ 166,539	$ 166,539
Goodwill, Ending balance	166,539	166,539
Shuttle Tanker and FSO Segment [Member]
Segment Reporting Information [Line Items]
Goodwill, Beginning balance	130,908	130,908
Goodwill, Ending balance	130,908	130,908
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Goodwill, Beginning balance	35,631	35,631
Goodwill, Ending balance	$ 35,631	$ 35,631